CECL (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr 45
Other financial assets, Current-period provision for expected credit losses	24	SFr 11	SFr 0
Other financial assets, Gross write-offs	(12)
Other financial assets, Recovery	2
Other financial assets, Net write-offs	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	6
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	1
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	43
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	55	45
Other financial assets, individually evaluated for impairment	17
Other financial assets, collectively evaluated for impairment	38
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	43
Other financial assets, Current-period provision for expected credit losses	19	11	SFr 0
Other financial assets, Gross write-offs	(12)
Other financial assets, Recovery	2
Other financial assets, Net write-offs	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	1
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	5
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	1
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	41
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	48	SFr 43
Other financial assets, individually evaluated for impairment	15
Other financial assets, collectively evaluated for impairment	SFr 33